T. ROWE PRICE Mid-Cap Growth Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.7%
COMMUNICATION SERVICES  5.0%
Entertainment  2.4%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,956,900 356,160
Liberty Media Corp-Liberty Live, Class C (1) 1,198,500 81,666
Live Nation Entertainment (1) 349,500 45,638
Spotify Technology (1) 299,700 164,844
648,308
Interactive Media & Services  0.9%
Match Group  3,096,200 96,602
Reddit, Class A (1) 1,498,200 157,161
253,763
Media  1.7%
New York Times, Class A  3,795,300 188,247
Trade Desk, Class A (1) 4,744,200 259,602
447,849
Total Communication Services 1,349,920
CONSUMER DISCRETIONARY  13.6%
Diversified Consumer Services  1.2%
Bright Horizons Family Solutions (1) 1,472,536 187,071
Duolingo (1) 419,500 130,271
317,342
Hotels, Restaurants & Leisure  7.9%
Domino's Pizza  970,000 445,667
DraftKings, Class A (1) 8,975,200 298,066
Hilton Worldwide Holdings  1,398,300 318,183
Planet Fitness, Class A (1) 2,896,500 279,831
Texas Roadhouse  689,200 114,842
Viking Holdings (1) 4,244,900 168,735
Wingstop  249,700 56,327
Yum! Brands  2,896,500 455,793
2,137,444
Household Durables  0.3%
TopBuild (1) 244,600 74,591
74,591
Specialty Retail  3.1%
Bath & Body Works  4,293,000 130,164
Burlington Stores (1) 1,048,700 249,937
Ross Stores  2,397,000 306,312

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ulta Beauty (1) 449,400 164,723
851,136
Textiles, Apparel & Luxury Goods  1.1%
Birkenstock Holding (1) 2,496,900 114,483
Lululemon Athletica (1) 370,000 104,732
On Holding, Class A (1) 1,640,100 72,033
291,248
Total Consumer Discretionary 3,671,761
CONSUMER STAPLES  3.9%
Consumer Staples Distribution & Retail  2.9%
Casey's General Stores  780,500 338,768
Dollar Tree (1) 4,726,300 354,803
Maplebear (1) 2,496,900 99,602
793,173
Food Products  0.7%
McCormick  1,997,600 164,423
TreeHouse Foods (1) 1,123,600 30,438
194,861
Household Products  0.3%
Reynolds Consumer Products  2,896,800 69,118
69,118
Total Consumer Staples 1,057,152
ENERGY  5.8%
Energy Equipment & Services  1.5%
TechnipFMC  12,537,300 397,307
397,307
Oil, Gas & Consumable Fuels  4.3%
Cheniere Energy  2,197,500 508,502
EQT  6,000,000 320,580
Expand Energy  1,678,700 186,873
Range Resources  3,451,000 137,798
1,153,753
Total Energy 1,551,060
FINANCIALS  9.0%
Capital Markets  4.6%
Cboe Global Markets  1,298,400 293,815
Intercontinental Exchange  1,375,000 237,187
MarketAxess Holdings  1,048,300 226,800
Raymond James Financial  1,982,700 275,417

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
TPG  898,900 42,635
Tradeweb Markets, Class A  1,175,000 174,440
1,250,294
Financial Services  1.8%
Corpay (1) 772,765 269,479
Toast, Class A (1) 6,741,800 223,625
493,104
Insurance  2.6%
Assurant  1,970,600 413,333
Axis Capital Holdings  1,478,000 148,155
Markel Group (1) 74,200 138,725
700,213
Total Financials 2,443,611
HEALTH CARE  19.4%
Biotechnology  4.5%
Alnylam Pharmaceuticals (1) 1,643,200 443,697
Argenx, ADR (1) 30,000 17,756
Ascendis Pharma, ADR (1) 1,020,000 158,977
Biogen (1) 1,150,000 157,366
CRISPR Therapeutics (1) 1,492,600 50,793
Cytokinetics (1) 1,982,700 79,685
Exact Sciences (1) 998,800 43,238
Insmed (1) 253,445 19,335
Ionis Pharmaceuticals (1) 5,693,100 171,761
Sarepta Therapeutics (1) 886,600 56,583
Vaxcyte (1) 791,500 29,887
1,229,078
Health Care Equipment & Supplies  7.2%
Alcon  3,074,000 291,815
Align Technology (1) 879,000 139,638
Cooper (1) 3,349,400 282,522
Enovis (1)(2) 2,995,100 114,443
Hologic (1) 8,486,100 524,186
Penumbra (1) 218,900 58,536
QuidelOrtho (1) 3,259,900 113,999
Teleflex (2) 2,985,000 412,497
1,937,636
Health Care Providers & Services  1.1%
Acadia Healthcare (1) 427,981 12,977
Encompass Health  998,400 101,118

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Molina Healthcare (1) 547,100 180,209
294,304
Health Care Technology  2.1%
Veeva Systems, Class A (1) 2,495,900 578,125
578,125
Life Sciences Tools & Services  4.5%
Agilent Technologies  3,645,100 426,404
Avantor (1) 19,967,400 323,672
Bruker  4,461,800 186,235
Mettler-Toledo International (1) 194,800 230,041
West Pharmaceutical Services  224,800 50,328
1,216,680
Total Health Care 5,255,823
INDUSTRIALS & BUSINESS SERVICES  16.4%
Aerospace & Defense  2.5%
BWX Technologies  2,100,000 207,165
Standardaero (1) 3,250,000 86,580
Textron  5,477,200 395,728
689,473
Commercial Services & Supplies  1.1%
Veralto  1,590,500 154,994
Waste Connections  686,200 133,940
288,934
Construction & Engineering  0.4%
Quanta Services  394,200 100,198
100,198
Ground Transportation  2.0%
JB Hunt Transport Services  1,498,200 221,659
Old Dominion Freight Line  1,248,500 206,564
XPO (1) 998,800 107,451
535,674
Industrial Conglomerates  0.3%
Roper Technologies  159,800 94,215
94,215
Machinery  4.8%
Esab  2,521,900 293,801
Fortive  4,975,200 364,085
IDEX  812,800 147,093
Ingersoll Rand  4,744,200 379,678

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
ITT  849,000 109,657
1,294,314
Professional Services  4.4%
Broadridge Financial Solutions  1,073,700 260,329
Equifax  948,900 231,114
Paylocity Holding (1) 1,767,246 331,076
TransUnion  1,641,700 136,245
UL Solutions, Class A  1,587,069 89,511
Verisk Analytics  500,000 148,810
1,197,085
Trading Companies & Distributors  0.9%
Ferguson Enterprises  1,198,500 192,035
United Rentals  74,900 46,940
238,975
Total Industrials & Business Services 4,438,868
INFORMATION TECHNOLOGY  17.0%
Electronic Equipment, Instruments & Components  1.9%
Amphenol, Class A  2,726,200 178,811
Cognex  2,238,800 66,783
Keysight Technologies (1) 1,591,200 238,314
Littelfuse  190,000 37,381
521,289
IT Services  1.0%
Gartner (1) 514,300 215,872
MongoDB (1) 244,400 42,868
258,740
Semiconductors & Semiconductor Equipment  5.0%
Lattice Semiconductor (1)(2) 7,640,700 400,755
Marvell Technology  5,793,000 356,675
Microchip Technology  7,990,200 386,805
Monolithic Power Systems  150,969 87,559
NXP Semiconductors  665,100 126,409
1,358,203
Software  8.4%
Atlassian, Class A (1) 948,900 201,366
CCC Intelligent Solutions Holdings (1) 27,966,000 252,533
Fair Isaac (1) 130,000 239,741
Fortinet (1) 200,000 19,252
Monday.com (1) 449,400 109,276
Onestream (1) 2,247,500 47,962

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
PTC (1) 2,996,400 464,292
SailPoint (1) 1,207,028 22,632
ServiceTitan, Class A (1) 146,682 13,951
Tyler Technologies (1) 758,800 441,159
Zoom Communications (1) 3,082,900 227,425
Zscaler (1) 1,250,000 248,025
2,287,614
Technology Hardware, Storage & Peripherals  0.7%
Pure Storage, Class A (1) 4,095,000 181,286
181,286
Total Information Technology 4,607,132
MATERIALS  4.5%
Chemicals  0.4%
RPM International  873,600 101,058
101,058
Construction Materials  1.0%
Martin Marietta Materials  577,500 276,120
276,120
Containers & Packaging  3.1%
Avery Dennison  2,039,800 363,023
Ball  6,492,000 338,038
Sealed Air  4,970,300 143,642
844,703
Total Materials 1,221,881
REAL ESTATE  0.9%
Real Estate Management & Development  0.9%
CoStar Group (1) 3,084,600 244,393
Total Real Estate 244,393
Total Miscellaneous Common Stocks  0.2% (3) 39,510
Total Common Stocks (Cost $18,803,243) 25,881,111
CONVERTIBLE PREFERRED STOCKS  0.4%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(4)(5) 3,278,524 16,131
Total Health Care 16,131

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.2%
Software  0.2%
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(4)(5) 252,883 23,392
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,089 (1)
(4)(5) 96,442 8,921
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $16,136 (1)(4)(5) 174,443 16,136
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(4)(5) 839,788 11,009
Total Information Technology 59,458
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(4)(5) 408,411 24,207
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(4)(5) 921,478 18,018
Total Materials 42,225
Total Convertible Preferred Stocks (Cost $143,262) 117,814
SHORT-TERM INVESTMENTS  4.0%
Money Market Funds  4.0%
T. Rowe Price Treasury Reserve Fund, 4.39% (2)(6) 1,073,471,487 1,073,471
Total Short-Term Investments (Cost $1,073,471) 1,073,471
Total Investments in Securities  100.1%
(Cost $20,019,976) $ 27,072,396
Other Assets Less Liabilities (0.1)% (14,067)
Net Assets 100.0% $ 27,058,329

T. ROWE PRICE Mid-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $117,814 and represents 0.4% of net assets.
(6) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Enovis  $ 12 $ (17,007) $ —
Lattice Semiconductor  (594) (30,218) —
Teleflex  332 (119,232) 1,016
T. Rowe Price Treasury Reserve Fund, 4.39% — — 9,323
Totals $ (250)# $ (166,457) $ 10,339+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Enovis  $ 131,640 $ — $ 190 $ 114,443
Lattice Semiconductor  445,796 — 14,823 400,755
Teleflex  532,142 — 413 412,497
T. Rowe Price Treasury
Reserve Fund, 4.39% 685,236  ¤  ¤ 1,073,471
Total $ 2,001,166^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10,339 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,062,261.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,881,111 $ — $ — $ 25,881,111
Convertible Preferred Stocks — — 117,814 117,814
Short-Term Investments 1,073,471 — — 1,073,471
Total $ 26,954,582 $ — $ 117,814 $ 27,072,396

T. ROWE PRICE Mid-Cap Growth Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F64-054Q1 03/25